Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

In accordance with SEC Rule 10D-1 and the Nasdaq Listing Standards, the Company has adopted a clawback policy that provides for the recovery of erroneously awarded incentive-based compensation in the event of a material financial restatement. The policy applies to current and former executive officers who received incentive-based compensation that was calculated based on financial results that were subsequently restated.

As part of our evaluation of the financial restatement disclosed in this Amendment No. 1, management has determined that no incentive-based compensation was awarded or paid based on misstated financial results. Accordingly, no clawback actions are required under our policy in connection with this restatement.

We remain committed to ensuring strong financial reporting controls and executive accountability in compliance with regulatory requirements.